OneAscent Large Cap Core ETF
Schedule of Investments
November 30, 2024 - (Unaudited)
COMMON STOCKS — 99.02% Shares Fair Value
Communications — 10.44%
Airbnb, Inc., Class A
(a)
2,457 $ 334,422
Alphabet, Inc., Class C 14,300 2,438,007
Alphabet, Inc., Class A 14,990 2,532,561
AT&T, Inc. 38,647 895,065
Booking Holdings, Inc. 148 769,893
Charter Communications, Inc., Class A
(a)
1,145 454,525
Comcast Corp., Class A 22,868 987,669
DoorDash, Inc., Class A
(a)
934 168,568
Electronic Arts, Inc. 2,156 352,873
Expedia Group, Inc.
(a)
1,558 287,638
Frontier Communications Parent, Inc.
(a)
3,243 112,889
GoDaddy, Inc., Class A
(a)
1,604 316,902
IAC, Inc.
(a)
2,312 109,427
Lumen Technologies, Inc.
(a)
20,429 149,949
Lyft, Inc.
(a)
10,744 186,516
Match Group, Inc.
(a)
4,611 150,964
Pinterest, Inc., Class A
(a)
3,948 119,703
Roku, Inc.
(a)
1,776 122,597
T-Mobile US, Inc. 2,900 716,126
Trade Desk, Inc. (The), Class A
(a)
1,343 172,643
Uber Technologies, Inc.
(a)
7,522 541,283
VeriSign, Inc.
(a)
1,672 312,965
Verizon Communications, Inc. 22,497 997,516
Zillow Group, Inc., Class A
(a)
2,211 180,263
13,410,964
Consumer Discretionary — 11.02%
Amazon.com, Inc.
(a)
24,278 5,047,153
Chipotle Mexican Grill, Inc.
(a)
4,697 288,959
Deckers Outdoor Corp.
(a)
1,212 237,504
Ford Motor Co. 19,997 222,567
General Motors Co. 7,626 423,929
Hess Corp. 1,049 154,392
Home Depot, Inc. (The) 3,905 1,675,753
Lennar Corp., Class B 1,190 196,148
Lowe's Cos., Inc. 3,000 817,290
Marriott International, Inc., Class A 1,335 385,936
McDonald's Corp. 3,037 898,982
NVR, Inc.
(a)
25 230,889
Tesla, Inc.
(a)
7,345 2,535,200
TJX Companies, Inc. (The) 5,815 730,887
Yum! Brands, Inc. 2,263 314,421
14,160,010
Consumer Staples — 5.87%
Coca-Cola Co. (The) 18,282 1,171,511
Costco Wholesale Corp. 1,375 1,336,335
Hershey Co. (The) 1,237 217,873
Keurig Dr Pepper, Inc. 6,474 211,376

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 99.02% - continued Shares Fair Value
Consumer Staples — 5.87% - continued
Mondelez International, Inc., Class A 8,169 $ 530,576
Monster Beverage Corp.
(a)
4,588 252,936
PepsiCo, Inc. 6,226 1,017,640
Procter & Gamble Co. (The) 7,902 1,416,513
Wal-Mart Stores, Inc. 14,982 1,385,835
7,540,595
Energy — 2.71%
Chevron Corp. 5,825 943,242
ConocoPhillips 4,233 458,603
EOG Resources, Inc. 1,606 214,016
Exxon Mobil Corp. 13,206 1,557,780
Occidental Petroleum Corp. 2,418 122,302
Valero Energy Corp. 1,358 188,871
3,484,814
Financials — 10.01%
American Express Co. 2,122 646,531
Aon PLC, Class A 1,100 430,694
Arch Capital Group Ltd.
(a)
1,781 179,382
Bank of America Corp. 25,206 1,197,537
Berkshire Hathaway, Inc., Class B
(a)
5,356 2,587,055
BlackRock, Inc. 666 681,185
Capital One Financial Corp. 2,041 391,892
Chubb Ltd. 1,637 472,651
Coinbase Global, Inc., Class A
(a)
747 221,261
General Dynamics Corp. 795 225,788
Interactive Brokers Group, Inc., Class A 937 179,051
JPMorgan Chase & Co. 8,627 2,154,335
Marsh & McLennan Cos., Inc. 2,775 647,213
Morgan Stanley 5,777 760,312
Otis Worldwide Corp. 4,572 470,825
PNC Financial Services Group, Inc. (The) 1,217 261,314
Progressive Corp. (The) 1,955 525,660
Truist Financial Corp. 4,545 216,706
U.S. Bancorp 8,870 472,682
W.R. Berkley Corp. 2,117 136,652
12,858,726
Health Care — 10.54%
Abbott Laboratories 7,738 919,042
AbbVie, Inc. 5,047 923,249
Agilent Technologies, Inc. 2,024 279,251
Amgen, Inc. 1,375 388,946
Boston Scientific Corp.
(a)
6,004 544,323
Cardinal Health, Inc. 1,902 232,500
Cencora, Inc. 1,223 307,646
Cigna Corp. 1,581 534,062
Danaher Corp. 2,947 706,367
DexCom, Inc.
(a)
1,949 152,003
Edwards LifeSciences Corp.
(a)
3,812 271,986

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 99.02% - continued Shares Fair Value
Health Care — 10.54% - continued
Elevance Health, Inc. 1,324 $ 538,815
Eli Lilly & Co. 2,081 1,655,123
Gilead Sciences, Inc. 3,816 353,285
Hologic, Inc.
(a)
2,425 192,788
Humana, Inc. 907 268,817
IDEXX Laboratories, Inc.
(a)
644 271,607
Incyte Corp.
(a)
1,864 139,036
Johnson & Johnson 7,533 1,167,690
McKesson Corp. 718 451,263
Merck & Co., Inc. 7,581 770,533
Mettler-Toledo International, Inc.
(a)
212 265,254
Molina Healthcare, Inc.
(a)
678 201,976
Regeneron Pharmaceuticals, Inc.
(a)
292 219,064
ResMed, Inc. 859 213,908
Stryker Corp. 1,763 691,360
Vertex Pharmaceuticals, Inc.
(a)
726 339,862
Waters Corp.
(a)
571 219,675
Zoetis, Inc., Class A 1,848 323,862
13,543,293
Industrials — 6.88%
Amphenol Corp., Class A 6,532 474,550
Caterpillar, Inc. 1,875 761,456
Cintas Corp. 1,890 426,744
CorVel Corp.
(a)
386 141,044
Deere & Co. 1,202 560,012
Eaton Corp. plc 1,633 613,062
Expeditors International of Washington, Inc. 2,219 269,919
GE Vernova LLC
(a)
903 301,710
General Electric Co. 3,260 593,842
Honeywell International, Inc. 3,199 745,142
Illinois Tool Works, Inc. 1,954 542,274
Keysight Technologies, Inc.
(a)
1,666 284,619
Lockheed Martin Corp., Class B 903 478,057
Parker-Hannifin Corp. 453 318,414
RTX Corp. 4,651 566,631
Transdigm Group, Inc. 204 255,606
Union Pacific Corp. 2,953 722,481
United Parcel Service, Inc., Class B 3,658 496,464
W.W. Grainger, Inc. 244 294,103
8,846,130
Materials — 1.40%
Ecolab, Inc. 1,095 272,403
Linde plc 2,007 925,207
LyondellBasell Industries N.V., Class A 2,311 192,599
Sherwin-Williams Co. (The) 1,026 407,732
1,797,941
Real Estate — 1.78%
CBRE Group, Inc., Class A
(a)
4,140 579,559

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 99.02% - continued Shares Fair Value
Real Estate — 1.78% - continued
Compass, Inc., Class A
(a)
19,670 $ 139,460
Crown Castle International Corp. 4,287 455,494
Howard Hughes Holdings, Inc.
(a)
2,565 222,488
Jones Lang LaSalle, Inc.
(a)
1,205 338,123
Kilroy Realty Corp. 9,428 391,545
Newmark Group, Inc., Class A 10,309 159,583
2,286,252
Technology — 35.75%
Adobe, Inc.
(a)
1,558 803,819
Advanced Micro Devices, Inc.
(a)
4,551 624,283
Akamai Technologies, Inc.
(a)
1,239 116,491
Analog Devices, Inc. 2,744 598,329
Applied Materials, Inc. 3,585 626,335
AppLovin Corp., Class A
(a)
1,345 452,929
Arista Networks, Inc.
(a)
1,790 726,418
Autodesk, Inc.
(a)
1,029 300,365
Automatic Data Processing, Inc. 1,873 574,880
Broadcom, Inc. 12,237 1,983,374
Cadence Design Systems, Inc.
(a)
1,042 319,696
Ciena Corp.
(a)
4,350 303,282
Cisco Systems, Inc. 22,988 1,361,120
Corning, Inc. 10,115 492,297
Credo Technology Group Holding Ltd.
(a)
4,786 234,323
Crowdstrike Holdings, Inc., Class A
(a)
769 266,051
Dell Technologies, Inc., Class C 1,233 157,318
F5, Inc.
(a)
1,872 468,655
Fiserv, Inc.
(a)
3,055 675,033
Gartner, Inc.
(a)
454 235,140
HP, Inc. 6,481 229,622
Intel Corp. 16,108 387,397
InterDigital, Inc. 1,170 229,273
International Business Machines Corp. 3,471 789,340
Intuit, Inc. 1,098 704,620
Jabil, Inc. 1,721 233,763
Juniper Networks, Inc. 8,631 310,026
KLA Corp. 690 446,451
Lam Research Corp. 6,222 459,681
MasterCard, Inc., Class A 3,137 1,671,833
Microchip Technology, Inc. 4,299 293,063
Micron Technology, Inc. 3,517 344,490
Microsoft Corp. 19,852 8,406,527
Moody's Corp. 1,045 522,479
Motorola Solutions, Inc. 1,682 840,495
MSCI, Inc. 572 348,708
NetApp, Inc. 1,830 224,431
NVIDIA Corp. 63,257 8,745,281
Oracle Corp. 5,683 1,050,446
Palo Alto Networks, Inc.
(a)
1,002 388,596

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 99.02% - continued Shares Fair Value
Technology — 35.75% - continued
PTC, Inc.
(a)
869 $ 173,852
Pure Storage, Inc., Class A
(a)
2,502 132,581
Qualcomm, Inc. 3,806 603,365
S&P Global, Inc. 1,427 745,622
Salesforce, Inc. 3,096 1,021,649
Seagate Technology PLC 1,644 166,587
ServiceNow, Inc.
(a)
730 766,091
SPS Commerce, Inc.
(a)
625 120,669
Synopsys, Inc.
(a)
729 407,139
Texas Instruments, Inc. 4,391 882,723
Ubiquiti, Inc. 939 325,354
Verisk Analytics, Inc. 1,245 366,291
Visa, Inc., Class A 6,153 1,938,687
Western Digital Corp.
(a)
2,352 171,672
Zebra Technologies Corp., Class A
(a)
473 192,511
45,961,453
Utilities — 2.62%
American Water Works Co., Inc. 2,354 322,357
Constellation Energy Corp. 1,066 273,493
Dominion Energy, Inc. 2,729 160,329
Duke Energy Corp. 4,725 553,061
Eversource Energy 4,036 260,282
FirstEnergy Corp. 4,585 195,092
NextEra Energy, Inc. 7,830 615,985
Sempra 4,806 450,178
Southern Co. (The) 6,058 539,950
3,370,727
Total Common Stocks/ Investments — 99.02% (Cost $107,377,590 ) 127,260,905
Other Assets in Excess of Liabilities — 0.98% 1,256,008
NET ASSETS — 100.00% $ 128,516,913
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
November 30, 2024 - (Unaudited)
ASSET BACKED SECURITIES — 9.81%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039
(a)(b)
$ 740,000 $ 645,560
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 905,059
Frontier Issuer, LLC, Series 1, Class C, 11.50%, 8/20/2053
(a)
1,000,000 1,071,586
Frontier Issuer, LLC, Series 1, Class C, 11.16%, 6/20/2054
(a)
1,000,000 1,119,822
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
956,065 928,248
Helios Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050
(a)
810,022 678,058
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 930,742
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 6.34%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 988,143
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
766,378 767,030
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 388,071
Mosaic Solar Loan Trust 2024-1, Series 1, Class D, 10.00%, 9/20/2049
(a)
500,000 438,661
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 6.19%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
848,857 769,969
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
500,000 439,979
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032
(a)
365,224 340,504
STWD Mortgage Trust, Series 2021-LIH, Class B, 6.38%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 992,918
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
910,642 874,208
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.86%, 8/20/2025
(a)
59,802 59,828
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026
(a)
500,000 501,887
Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, 1/20/2027
(a)
280,000 280,170
Tesla Auto Lease Trust, Series A, Class A3, 5.30%, 6/21/2027
(a)
1,170,000 1,176,063
Tesla Electric Vehicle Trust 2023-1, Series 1, Class A3, 5.38%, 6/20/2028
(a)
750,000 758,797
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
366,526 341,474
Wells Fargo Commercial Mortgage Trust 2024-SVEN, Series SVEN, Class
X, 0.16%, 6/10/2037
(a)(b)
921,990
Total Asset Backed Securities (Cost $16,359,893) 16,318,767
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.16%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.85%,
2/25/2032
(b)
1,000,000 879,761
Freddie Mac Multiclass Certificates, Series P016, Class A2, 4.76%,
9/25/2033
(b)
1,000,000 983,094
Government National Mortgage Association, Series 111, Class ZA, 3.00%,
2/20/2052 103,816 71,914
Total Collateralized Mortgage Obligations (Cost $2,000,146) 1,934,769
CORPORATE BONDS — 43.64%
Consumer Discretionary — 1.39%
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 917,880
NHP Foundation (The), 6.00%, 12/1/2033 500,000 540,084

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
CORPORATE BONDS — 43.64% - continued
Principal
Amount Fair Value
Consumer Discretionary — 1.39%- continued
Walmart, Inc., 1.80%, 9/22/2031 $ 1,000,000 $ 852,532
2,310,496
Consumer Staples — 1.03%
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,051,182
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 655,589
1,706,771
Energy — 3.63%
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 639,911
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 508,302
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
1,015,863 1,035,104
Equinor ASA, 3.95%, 5/15/2043 1,000,000 859,639
Occidental Petroleum Corp., 6.05%, 10/1/2054 400,000 395,447
Raizen Fuels Finance S.A., 6.45%, 3/5/2034
(a)
575,000 590,061
TotalEnergies Capital SA, 5.49%, 4/5/2054 825,000 833,200
TotalEnergies Capital SA, 5.43%, 9/10/2064 1,200,000 1,179,232
6,040,896
Financials — 14.48%
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 983,624
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 975,445
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)
(a)(b)
1,175,000 1,228,694
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028 769,616 776,260
Credit Agricole S.A., 5.34%, 1/10/2030 (SOFR + 1.690bps)
(a)(b)
1,000,000 1,014,280
Credit Agricole S.A., 6.25%, 1/10/2035 (SOFR + 2.670bps)
(a)(b)
1,000,000 1,029,941
Export Development Canada, 4.13%, 2/13/2029 1,000,000 998,109
Export Development Canada, 4.75%, 6/5/2034 1,000,000 1,034,634
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/2029
(a)
1,000,000 1,016,052
Goldman Sachs Group, Inc. (The), 5.50%, Perpetual (H15T5Y +
3.623bps)
(b)
1,000,000 1,002,837
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 946,986
Hannon Armstrong Sustainable Infrastructure, 6.38%, 7/1/2034
(a)
825,000 831,331
HSBC Holdings PLC, 6.88%, 3/11/2073 (H15T5Y + 3.298bps)
(b)
1,000,000 1,003,459
International Bank for Reconstruction & Development, 1.75%, 7/31/2033 1,000,000 997,178
JPMorgan Chase & Co., 5.77%, 4/22/2035 (SOFR + 1.490bps)
(b)
500,000 523,656
KFW, 4.38%, 2/28/2034 1,000,000 1,005,548
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,000,000 1,023,540
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)
(b)
1,000,000 1,064,762
Private Export Funding Corp., 4.60%, 2/15/2034 1,000,000 1,011,598
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 862,689
Starwood Property Trust, Inc., 7.25%, 4/1/2029
(a)
750,000 773,218
UBS Group A.G., 5.70%, 2/8/2035 (H15T1Y + 1.770bps)
(a)(b)
1,150,000 1,187,326
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,073,209
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 682,771
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027
(a)
1,000,000 1,055,084
24,102,231
Industrials — 2.54%
Air Canada, Series 2013-1A, Class A, 4.13%, 5/15/2025
(a)
475,362 472,381

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
CORPORATE BONDS — 43.64% - continued
Principal
Amount Fair Value
Industrials — 2.54%- continued
Cummins, Inc., 5.45%, 2/20/2054 $ 1,000,000 $ 1,026,470
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,257,972 1,173,242
Tote Shipholdings, LLC, 3.40%, 10/16/2040 909,000 788,730
Vessel Management Services, Inc., 3.48%, 1/16/2037 831,000 756,370
4,217,193
Insurance — 0.53%
USAA Capital Corp., 2.13%, 5/1/2030
(a)
1,000,000 879,468
Materials — 2.37%
Alcoa Nederland Holding BV, 7.13%, 3/15/2031
(a)
1,030,000 1,078,612
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)
(a)(b)
625,000 667,234
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 504,176
LD Celulose International GmbH, 7.95%, 1/26/2032
(a)
375,000 382,851
Smurfit Westrock Financing DAC, 5.42%, 1/15/2035
(a)
1,275,000 1,301,039
3,933,912
Multi-Nationals — 5.37%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)
(b)
1,000,000 972,695
Arab Petroleum Investments Corp., 5.43%, 5/2/2029
(a)
1,000,000 1,020,235
Dominican Republic International Bond, 6.60%, 6/1/2036
(a)
300,000 306,883
European Investment Bank, 0.75%, 9/23/2030 1,000,000 824,651
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 947,016
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 992,263
International Bank for Reconstruction & Development, EMTN, 0%,
3/31/2028 500,000 488,084
International Development Association, 4.38%, 11/27/2029
(a)
850,000 856,092
International Finance Facility for Immunisation Co., MTN, 1.00%,
4/21/2026 1,000,000 952,946
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
1,000,000 997,530
Serbia International Bond, 6.00%, 6/12/2034
(a)
575,000 576,923
8,935,318
Real Estate — 1.66%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 967,247
National Community Renaissance of California, 3.27%, 12/1/2032 1,000,000 851,749
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 935,389
2,754,385
Technology — 0.87%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 970,661
Intel Corp., 4.15%, 8/5/2032 500,000 470,481
1,441,142
Utilities — 9.77%
AES Corp. (The), 5.45%, 6/1/2028 1,000,000 1,011,510
AES Corp. (The), 7.60%, 1/15/2055 (H15T5Y + 3.201bps)
(b)
325,000 338,614
Algonquin Power & Utilities Corp., 5.37%, 6/15/2026 950,000 955,737
California Buyer Ltd., 6.38%, 2/15/2032
(a)
450,000 450,801
Comision Federal de Electricidad, 5.70%, 1/24/2030
(a)
1,125,000 1,100,365
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 748,882

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
CORPORATE BONDS — 43.64% - continued
Principal
Amount Fair Value
Utilities — 9.77%- continued
MidAmerican Energy Co., 5.30%, 2/1/2055 $ 1,050,000 $ 1,048,149
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 831,920
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029
(a)
1,016,000 1,040,564
Pacific Gas and Electric Co., 6.70%, 4/1/2053 1,000,000 1,124,669
PG&E Recovery Funding, LLC, 4.84%, 6/12/2033 1,000,000 1,006,437
PPL Electric Utilities Corp., 4.85%, 2/15/2034 950,000 953,044
Public Service Co. of Colorado, 5.75%, 5/15/2054 1,100,000 1,164,646
RWE Finance US, LLC, 5.88%, 4/16/2034
(a)
550,000 565,809
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 687,423
Southern California Edison Co., 5.20%, 6/1/2034 575,000 582,350
Southern California Edison Co., 3.65%, 6/1/2051 1,000,000 754,598
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
885,031 888,980
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 1,010,376
16,264,874
Total Corporate Bonds (Cost $73,127,664) 72,586,686
FOREIGN GOVERNMENT BONDS — 0.63%
Colombia Government International Bond, 8.75%, 11/14/2053 1,000,000 1,051,708
Total Foreign Government Bonds (Cost $979,425) 1,051,708
INTERNATIONAL BONDS — 0.59%
Hashemite Kingdom Of Jordan, 3.00%, 6/30/2025 1,000,000 989,013
Total International Bonds (Cost $991,381) 989,013
MUNICIPAL BONDS — 7.14%
California — 1.36%
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,858,827 505,172
Los Angeles Unified School District/CA, Revenue , 4.85%, 1/1/2025 400,000 400,009
San Diego Unified School District/CA, Revenue , 3.97%, 7/1/2029 350,000 345,333
San Francisco City & County Public Utilities, Revenue , 4.66%, 10/1/2027 1,000,000 1,008,329
2,258,843
Florida — 0.31%
Florida Development Finance Corp., Revenue , 8.25%, 7/1/2057
(a)
500,000 515,233
Indiana — 0.00%
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 0%,
12/1/2029
(c)(d)
234,358 23
Iowa — 0.25%
Iowa Finance Authority, Revenue , 7.00%, 11/1/2027
(a)
415,000 417,461
Maryland — 1.25%
Maryland Economic Development Corp., Revenue , 5.43%, 5/31/2056 750,000 764,667
Maryland Economic Development Corp., Revenue , 5.94%, 5/31/2057 1,250,000 1,303,921
2,068,588

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
MUNICIPAL BONDS — 7.14% - continued
Principal
Amount Fair Value
Minnesota — 0.92%
Minnesota Housing Finance Agency, Revenue , 5.90%, 8/1/2049 $ 750,000 $ 760,837
Minnesota Housing Finance Agency, Revenue , 5.95%, 8/1/2054 750,000 762,812
1,523,649
Montana — 0.62%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,028,598
New Hampshire — 0.96%
New Hampshire Business Finance Authority , 5.69%, 11/1/2045 750,000 748,176
New Hampshire Business Finance Authority, Revenue , 5.41%, 7/1/2033 850,000 850,000
1,598,176
New York — 1.17%
City of New York NY , 5.09%, 10/1/2049 1,000,000 1,005,823
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 75,000 68,069
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 958,000 879,911
1,953,803
Wisconsin — 0.30%
Public Finance Authority, Revenue , 5.29%, 7/1/2029 500,000 504,450
Total Municipal Bonds (Cost $11,986,389) 11,868,824
NON U.S. GOVERNMENT & AGENCIES — 0.30%
Sovereign — 0.30%
Brazilian Government International Bond, 6.13%, 1/22/2032 500,000 501,033
Total Non U.S. Government & Agencies (Cost $492,883) 501,033
TERM LOANS — 1.86%
Utilities — 1.28%
Constellation Renewables, LLC, 7.59%, 12/15/2027 (TSFR1M +
225.000bps)
(b)
859,538 864,373
TerraForm Power Operating, LLC, 7.99%, 5/30/2029 (SOFR + 0.1bps +
2.5bp s))
(b)
897,500 901,148
Vistra Operations Co., LLC, 8.00%, 3/20/2031 (TSFR1M + 275.000bps)
(b)
348,250 351,546
2,117,067
Industrials — 0.58%
LTR Intermediate Holdings, Inc., 9.94%, 5/7/2028 (US0001M +
450.000bps)
(b)
977,330 972,448
Total Term Loans (Cost $3,064,282) 3,089,515
U.S. GOVERNMENT & AGENCIES — 33.72%
Fannie Mae Pool, 4.00% , 5/1/2044 720,013 694,603
Fannie Mae Pool, 2.50% , 8/1/2051 122,511 103,738
Fannie Mae Pool, 2.50% , 12/1/2051 275,277 233,058
Fannie Mae Pool, 2.50% , 2/1/2052 2,020,552 1,715,513

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 33.72% - continued
Principal
Amount Fair Value
Fannie Mae Pool, 2.50% , 2/1/2052 $ 179,134 $ 151,867
Fannie Mae Pool, 3.00% , 2/1/2052 215,128 188,678
Fannie Mae Pool, 3.00% , 4/1/2052 1,546,445 1,351,897
Fannie Mae Pool, 3.00% , 4/1/2052 2,434,333 2,145,747
Fannie Mae Pool, 3.50% , 4/1/2052 2,370,695 2,151,900
Fannie Mae Pool, 3.50% , 5/1/2052 650,285 590,365
Fannie Mae Pool, 5.00% , 5/1/2052 157,208 154,778
Fannie Mae Pool, 3.00% , 6/1/2052 769,880 671,819
Fannie Mae Pool, 3.50% , 6/1/2052 188,795 171,528
Fannie Mae Pool, 4.00% , 6/1/2052 2,158,023 2,021,785
Fannie Mae Pool, 4.50% , 6/1/2052 419,627 403,610
Fannie Mae Pool, 5.00% , 7/1/2052 418,058 411,269
Fannie Mae Pool, 4.00% , 8/1/2052 1,404,029 1,315,177
Fannie Mae Pool, 4.50% , 8/1/2052 1,848,778 1,778,758
Fannie Mae Pool, 4.00% , 9/1/2052 960,700 899,712
Fannie Mae Pool, 4.50% , 9/1/2052 1,324,286 1,274,130
Fannie Mae Pool, 5.00% , 9/1/2052 298,107 293,537
Fannie Mae Pool, 4.00% , 10/1/2052 1,216,560 1,139,324
Fannie Mae Pool, 4.50% , 10/1/2052 666,127 640,700
Fannie Mae Pool, 5.00% , 10/25/2052 621,079 611,510
Fannie Mae Pool, 4.50% , 11/1/2052 1,269,812 1,221,469
Fannie Mae Pool, 5.00% , 2/1/2053 117,974 116,129
Fannie Mae Pool, 5.50% , 2/1/2053 419,020 419,563
Fannie Mae Pool, 6.00% , 2/1/2053 359,265 364,169
Fannie Mae Pool, 6.00% , 3/1/2053 286,510 290,040
Fannie Mae Pool, 5.50% , 6/1/2053 842,157 842,077
Fannie Mae Pool, 5.00% , 8/1/2053 1,615,388 1,586,126
Fannie Mae Pool, 5.50% , 10/1/2053 2,171,377 2,170,856
Fannie Mae Pool, 5.50% , 5/1/2054 1,171,302 1,170,661
Fannie Mae Pool, 6.00% , 6/1/2054 414,724 419,772
Fannie Mae Pool, 4.50% , 11/1/2054 698,317 670,890
Fannie Mae Pool, 5.00% , 11/1/2054 558,562 548,354
Federal National Mortgage Association, 0.88% , 8/5/2030 1,000,000 835,409
Federal National Mortgage Association, 5.00% , 4/1/2053 497,252 489,269
Freddie Mac Pool, 3.00% , 2/1/2052 177,091 156,099
Freddie Mac Pool, 3.00% , 3/1/2052 1,143,211 998,605
Freddie Mac Pool, 4.00% , 4/1/2052 169,922 159,305
Freddie Mac Pool, 3.00% , 6/1/2052 564,031 495,408
Freddie Mac Pool, 3.00% , 6/1/2052 896,067 782,751
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,898,622 1,684,983
Ginnie Mae II Pool, 3.00% , 1/20/2052 206,629 183,338
Ginnie Mae II Pool, 3.50% , 7/20/2052 1,393,282 1,274,759
Ginnie Mae II Pool, 4.50% , 8/20/2052 913,346 883,381
Ginnie Mae II Pool, 4.00% , 9/20/2052 944,088 889,006
Ginnie Mae II Pool, 4.50% , 12/20/2052 667,911 645,655
Ginnie Mae II Pool, 4.50% , 2/20/2053 142,975 138,191
Ginnie Mae II Pool, 5.00% , 2/20/2053 235,896 233,126

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 33.72% - continued
Principal
Amount Fair Value
Ginnie Mae II Pool, 5.50% , 2/20/2053 $ 94,158 $ 94,550
Ginnie Mae II Pool, 3.00% , 8/20/2053 26,792 23,774
United States Treasury Note, 4.13% , 10/31/2026 773,000 771,973
United States Treasury Note, 4.13% , 11/15/2027 440,000 440,155
United States Treasury Note, 4.13% , 10/31/2029 3,706,000 3,712,225
United States Treasury Note, 4.25% , 11/15/2034 1,005,000 1,009,632
United States Treasury Note, 4.63% , 11/15/2044 6,409,000 6,541,687
United States Treasury Note, 4.25% , 8/15/2054 2,762,000 2,702,013
Total U.S. Government & Agencies (Cost $56,599,715) 56,080,403
Total Investments — 98.85% (Cost $165,601,778 ) 164,420,718
Other Assets in Excess of Liabilities — 1.15% 1,912,168
NET ASSETS — 100.00% $ 166,332,886
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default.
EMTN - Euro Medium Term Note
GMTN - Global Medium Term Note

OneAscent International Equity ETF
Schedule of Investments
November 30, 2024 - (Unaudited)
COMMON STOCKS — 85.07% Shares Fair Value
Communications — 1.52%
Trip.com Group Ltd. (China)
(a)
31,450 $ 2,055,577
Consumer Staples — 3.72%
Carrefour S.A. (France) 128,365 1,952,732
Dollarama, Inc. (Canada) 21,959 2,287,680
L'Oreal S.A. (France) 2,287 794,024
5,034,436
Energy — 3.62%
CES Energy Solutions Corp. (Canada) 330,698 2,281,995
Secure Energy Services, Inc. (Canada) 231,218 2,617,924
4,899,919
Financials — 15.64%
AIA Group Ltd. (Hong Kong) 186,019 1,390,366
Bangkok Bank PCL (Thailand) 809,965 3,529,182
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 11,784,959 3,161,002
DBS Group Holdings Ltd. (Singapore) 197,675 6,262,675
HDFC Bank Ltd. - ADR (India) 41,047 2,740,298
KBC Group N.V. (Belgium) 56,522 4,074,647
21,158,170
Health Care — 7.37%
Jeol Ltd. (Japan) 36,121 1,259,181
Olympus Corp. (Japan) 238,792 3,767,090
Santen Pharmaceutical Co. Ltd. (Japan) 217,400 2,502,458
Straumann Holding AG (Switzerland) 18,765 2,441,951
9,970,680
Industrials — 18.21%
AP Moller - Maersk A/S, Series B (Denmark) 905 1,535,630
Element Fleet Management Corp. (Canada) 146,565 3,109,516
Intertek Group plc (United Kingdom) 40,160 2,409,907
Mitsubishi Electric Corp. (Japan) 223,693 3,808,514
Safran S.A. (France) 11,482 2,674,605
Siemens AG (Germany) 15,921 3,080,594
Sulzer A.G. (Switzerland) 15,428 2,325,530
Vinci S.A. (France) 29,739 3,137,267
Webuild SpA (Italy) 918,561 2,567,623
24,649,186
Materials — 12.64%
CRH plc (Ireland) 44,243 4,538,581
Givaudan S.A. (Switzerland) 361 1,590,249
Heidelberg Materials A.G. (Germany) 20,788 2,622,108
Mitsubishi Materials Corp. (Japan) 97,555 1,561,814
Rio Tinto plc (United Kingdom) 32,638 2,050,101
Smurfit WestRock plc (Ireland) 86,182 4,741,710
17,104,563
Technology — 20.66%
ASML Holding N.V. - ADR (Netherlands) 4,141 2,843,252
Canon, Inc. (Japan) 95,459 3,106,287
Constellation Software, Inc. (Canada) 917 3,101,119

OneAscent International Equity ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 85.07% - continued Shares Fair Value
Technology — 20.66% - continued
Murata Manufacturing Co. Ltd. (Japan) 87,348 $ 1,465,551
Nomura Research Institute Ltd. (Japan) 102,829 3,148,836
NXP Semiconductors NV (Netherlands) 12,663 2,904,512
SCREEN Holdings Company Ltd. (Japan) 31,119 1,955,781
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan
Province of China) 24,768 4,573,659
Topicus.com, Inc. (Canada) 21,955 1,893,297
Wise plc (United Kingdom)
(a)
264,885 2,972,752
27,965,046
Utilities — 1.69%
Enel SpA (Italy) 317,729 2,285,796
WARRANTS - 0.00%
(b)
Technology — 0.00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872 $ -
Total Warrants Cost ($0) -
Total Investments — 85.07% (Cost $98,590,711 ) 115,123,373
Other Assets in Excess of Liabilities — 14.93% 20,204,592
NET ASSETS — 100.00% $ 135,327,965
(a) Non-income producing security.
(b) Less than 0.005%.
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
November 30, 2024 - (Unaudited)
COMMON STOCKS — 84.61% Shares Fair Value
Communications — 7.51%
MakeMyTrip Ltd. (Mauritius)
(a)
18,284 $ 2,097,906
Trip.com Group Ltd. (China)
(a)
30,786 2,012,178
4,110,084
Consumer Discretionary — 14.57%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 22,383,643 1,087,751
Coway Co. Ltd. (South Korea) 17,173 811,709
Haier Smart Home Co. Ltd., H Shares (China) 604,789 2,056,135
Hankook Tire & Technology Co. Ltd. (Korea (Republic of)) 35,700 964,055
KIA Corp. (Korea (Republic of)) 11,859 790,192
MercadoLibre, Inc. (Argentina)
(a)
537 1,066,036
MINISO Group Holding Ltd. (Cayman Islands) 241,000 1,198,809
7,974,687
Consumer Staples — 4.89%
Charoen Pokphand Foods PCL (Thailand) 904,024 629,716
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 1,575,679 1,183,375
Kimberly-Clark de Mexico SAB de CV (Mexico) 634,549 865,048
2,678,139
Energy — 1.38%
PTT Exploration & Production PCL (Thailand) 203,126 754,818
Financials — 10.42%
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 5,375,541 1,441,846
BB Seguridade Participacoes S.A. (Brazil) 171,700 955,252
HDFC Bank Ltd. - ADR (India) 23,389 1,561,450
NU Holdings Ltd., Class A (Taiwan Province of China)
(a)
97,500 1,221,675
Regional S.A.B. de C.V. (Mexico) 93,653 526,008
5,706,231
Health Care — 1.72%
Dentium Co. Ltd. (South Korea) 22,155 942,313
Industrials — 10.91%
CJ Logistics Corporation (Korea (Republic of)) 18,630 1,094,373
Hanwha Aerospace Co. Ltd. (Korea (Republic of)) 6,310 1,414,322
LIG Nex1 Co. Ltd. (Korea (Republic of)) 11,715 1,656,142
Sporton International, Inc. (Taiwan Province of China) 98,400 616,230
Voltronic Power Technology Corp. (Taiwan Province of China) 21,000 1,189,106
5,970,173
Materials — 3.05%
Harmony Gold Mining Co. Ltd. (South Africa) 73,271 671,054
Suzano S.A. - ADR (Brazil) 96,366 997,388
1,668,442
Technology — 30.16%
Accton Technology Corp. (Taiwan Province of China) 99,000 2,001,631
DB HiTek Co. Ltd. (South Korea) 20,720 466,647
eMemory Technology, Inc. (Taiwan Province of China) 8,000 717,649
Infosys Ltd. - ADR (India) 62,519 1,379,794
MediaTek, Inc. (Taiwan Province of China) 46,000 1,776,581
Samsung Electronics Co. Ltd. (South Korea) 70,164 2,727,610

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)
COMMON STOCKS — 84.61% - continued Shares Fair Value
Technology — 30.16% - continued
Samsung SDI Co. Ltd. (South Korea) 2,154 $ 393,190
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 190,000 5,823,665
Wipro Ltd. - ADR (India) 175,318 1,225,473
16,512,240
Total Common Stocks/ Investments — 84.61% (Cost $41,126,832 ) 46,317,127
Other Assets in Excess of Liabilities — 15.39% 8,423,286
NET ASSETS — 100.00% $ 54,740,413
(a) Non-income producing security.
ADR - American Depositary Receipt

OneAscent Small Cap Core ETF
Schedule of Investments
November 30, 2024 - (Unaudited)

COMMON STOCKS — 95.80% Shares Fair Value
Communications — 2.92%
Cogent Communications Holdings, Inc. 1,100 $ 90,408
EchoStar Corp., Class A
(a)
2,282 57,712
GOGO, Inc.
(a)
2,950 23,689
IAC, Inc.
(a)
1,395 66,026
John Wiley & Sons, Inc., Class A 1,905 99,403
Lumen Technologies, Inc.
(a)
13,825 101,475
Marqeta, Inc.
(a)
6,180 23,978
Telephone and Data Systems, Inc. 2,275 77,760
540,451
Consumer Discretionary — 17.07%
Adtalem Global Education, Inc.
(a)
930 85,011
Advance Auto Parts, Inc. 57 2,357
American Axle & Manufacturing Holdings, Inc.
(a)
6,775 44,783
American Eagle Outfitters, Inc. 4,200 80,808
Asbury Automotive Group, Inc.
(a)
525 136,410
Boot Barn Holdings, Inc.
(a)
625 85,712
Buckle, Inc. (The) 1,493 77,770
Cavco Industries, Inc.
(a)
276 142,002
Chegg, Inc.
(a)
10,750 22,683
Dana, Inc. 6,775 67,749
Eplus, Inc.
(a)
905 73,178
Foot Locker, Inc.
(a)
1,543 38,806
Fox Factory Holding Corp.
(a)
1,600 51,968
Gentherm, Inc.
(a)
1,200 50,520
G-III Apparel Group Ltd.
(a)
1,520 45,038
Group 1 Automotive, Inc. 171 72,812
Hanesbrands, Inc.
(a)
6,328 55,054
Harley-Davidson, Inc. 1,217 40,928
Herman Miller, Inc. 2,425 60,965
HNI Corp. 2,000 113,300
KAR Auction Services, Inc.
(a)
4,500 90,900
KB Home 821 67,930
Kohl's Corp. 3,179 47,590
La-Z-Boy, Inc. 1,855 83,976
LGI Homes, Inc.
(a)
493 53,979
Marcus Corp. (The) 3,607 81,662
Meritage Homes Corp. 798 152,473
Oxford Industries, Inc. 650 54,061
Papa John's International, Inc. 1,052 52,421
Phinia, Inc. 1,123 62,978
Shake Shack, Inc., Class A
(a)
842 112,601
Signet Jewelers Ltd. 850 85,170
Six Flags Entertainment Corp 1,825 84,297
St. Joe Company (The) 1,725 88,113
Steven Madden Ltd. 2,168 98,817
Strategic Education, Inc. 625 61,756

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

COMMON STOCKS — 95.80% - continued Shares Fair Value
Consumer Discretionary — 17.07% - continued
Stride, Inc.
(a)
826 $ 88,274
Tempur Sealy International, Inc. 1,000 55,980
Universal Technical Institute, Inc.
(a)
1,650 42,686
V.F. Corp. 6,126 123,929
Victoria's Secret & Co.
(a)
1,300 50,492
Wendy's Co. (The) 4,775 87,669
Winnebago Industries, Inc. 1,425 83,420
3,159,028
Consumer Staples — 1.13%
Edgewell Personal Care Co. 2,300 84,134
National Beverage Corp. 1,200 59,268
United Natural Foods, Inc.
(a)
2,649 65,775
209,177
Energy — 3.54%
Archrock, Inc. 4,200 107,605
Liberty Oilfield Services, Inc., Class A 3,371 62,026
Nabors Industries Ltd.
(a)
442 32,456
Northern Oil and Gas, Inc. 1,919 83,457
Oceaneering International, Inc.
(a)
2,655 79,597
Patterson-UTI Energy, Inc. 6,382 53,609
SM Energy Co. 2,167 97,927
Sunrun, Inc.
(a)
3,680 42,430
Talos Energy, Inc.
(a)
5,049 56,801
Tidewater, Inc.
(a)
743 38,428
654,336
Financials — 20.49%
AMERISAFE, Inc. 1,850 109,187
BancFirst Corp. 1,050 132,594
Bank of Hawaii Corp. 1,500 118,470
Berkshire Hills Bancorp, Inc. 3,775 115,062
BGC Group, Inc., Class A 8,825 85,956
Bread Financial Holdings, Inc. 1,370 80,597
Columbia Banking System, Inc. 4,400 136,444
Comerica, Inc. 2,471 178,530
Essent Group Ltd. 1,675 96,782
F&G Annuities & Life, Inc. 725 35,039
First American Financial Corp. 1,502 105,365
First Hawaiian, Inc. 5,800 160,137
First Interstate BancSystem, Inc., Class A 3,450 120,647
GATX Corp. 575 94,392
Goldman Sachs BDC, Inc. 5,961 77,910
Heritage Financial Corp. 5,250 138,863
Hilltop Holdings, Inc. 2,975 94,159
Independent Bank Corp. 1,975 142,970
Jackson Financial, Inc., Class A 1,328 133,052
Kearny Financial Corp. 16,250 128,700
Kennedy-Wilson Holdings, Inc. 10,050 116,380

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

COMMON STOCKS — 95.80% - continued Shares Fair Value
Financials — 20.49% - continued
Lincoln National Corp. 4,100 $ 145,714
Marathon Digital Holdings, Inc.
(a)
3,782 103,702
Mr. Cooper Group, Inc.
(a)
1,180 116,431
Pacific Premier Bancorp, Inc. 4,500 127,800
Palomar Holdings, Inc.
(a)
550 59,565
Piper Sandler Cos. 500 171,495
Radian Group, Inc. 3,375 120,791
RLI Corp. 425 74,758
S&T Bancorp, Inc. 3,575 152,974
Stewart Information Services Corp. 1,125 84,476
United Community Banks, Inc. 4,625 156,371
Zions Bancorp. 1,275 77,163
3,792,476
Health Care — 8.33%
Catalyst Pharmaceuticals, Inc.
(a)
1,929 42,573
Encompass Health Corp. 625 64,338
Ensign Group, Inc. (The) 1,126 164,632
Fortrea Holdings, Inc.
(a)
2,199 46,289
Glaukos Corp.
(a)
845 121,384
ICU Medical, Inc.
(a)
345 56,566
Inari Medical, Inc.
(a)
1,100 57,112
Krystal Biotech, Inc.
(a)
421 83,114
LeMaitre Vascular, Inc. 831 88,909
Ligand Pharmaceuticals, Inc.
(a)
675 81,992
Merit Medical Systems, Inc.
(a)
1,295 134,550
National Healthcare Corp. 650 81,380
NeoGenomics, Inc.
(a)
3,255 57,711
Organon & Co. 5,130 81,413
Pacira Pharmaceuticals, Inc.
(a)
1,900 32,129
Protagonist Therapeutics, Inc.
(a)
919 40,252
RadNet, Inc.
(a)
1,325 108,332
STAAR Surgical Co.
(a)
1,175 34,193
Tandem Diabetes Care, Inc.
(a)
1,144 35,041
Varex Imaging Corp.
(a)
3,875 64,635
Vericel Corp.
(a)
1,100 63,954
1,540,499
Industrials — 15.01%
AAR Corp.
(a)
1,200 83,424
Advanced Energy Industries, Inc. 831 95,598
Aerovironment, Inc.
(a)
500 97,249
Alamo Group, Inc. 575 114,971
Alaska Air Group, Inc.
(a)
2,167 113,983
Badger Meter, Inc. 700 151,774
Dorian, L.P.G Ltd. 925 22,635
Douglas Dynamics, Inc. 2,773 71,793
Dycom Industries, Inc.
(a)
550 99,638
Frontdoor, Inc.
(a)
1,872 109,699

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

COMMON STOCKS — 95.80% - continued Shares Fair Value
Industrials — 15.01% - continued
Granite Construction, Inc. 1,225 $ 121,729
H&E Equipment Services, Inc. 1,150 68,701
Heartland Express, Inc. 8,400 107,268
Hillenbrand, Inc. 2,426 82,557
Installed Building Products, Inc. 500 114,370
Itron, Inc.
(a)
1,119 132,635
JetBlue Airways Corp.
(a)
10,679 63,754
Kratos Defense & Security Solutions, Inc.
(a)
1,750 47,408
Moog, Inc., Class A 403 89,172
Mueller Industries, Inc. 2,273 183,590
MYR Group, Inc.
(a)
500 78,950
Powell Industries, Inc. 200 53,476
Robert Half International, Inc. 1,751 130,642
RXO, Inc.
(a)
1,999 60,270
SPX Technologies, Inc.
(a)
1,073 189,321
Titan International, Inc.
(a)
4,325 31,659
Trinity Industries, Inc. 2,780 104,806
UniFirst Corp. 775 155,674
2,776,746
Materials — 8.15%
Allegheny Technologies, Inc.
(a)
1,994 119,979
Alpha Metallurgical Resources, Inc. 175 42,975
Apogee Enterprises, Inc. 1,050 88,421
Balchem Corp. 351 63,363
Boise Cascade Co. 825 121,770
Carpenter Technology Corp. 792 153,680
CONSOL Energy, Inc. 500 65,350
Greif, Inc., Class B 1,150 87,101
Hawkins, Inc. 570 76,671
Innospec, Inc. 975 115,644
Louisiana-Pacific Corp. 343 40,543
Peabody Energy Corp. 1,952 46,555
Rogers Corp.
(a)
600 62,148
Sealed Air Corp. 3,375 123,525
Stepan Co. 1,225 94,202
SunCoke Energy, Inc. 4,925 61,366
Sylvamo Corp. 800 73,832
Warrior Met Coal, Inc. 1,000 70,319
1,507,444
Real Estate — 5.10%
Claros Mortgage Trust, Inc. 6,075 41,249
Cushman & Wakefield PLC
(a)
7,747 118,530
eXp World Holdings, Inc. 3,124 43,267
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 2,575 80,752
Howard Hughes Holdings, Inc.
(a)
1,376 119,354
Jones Lang LaSalle, Inc.
(a)
369 103,541
Marcus & Millichap, Inc. 2,504 104,191

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

COMMON STOCKS — 95.80% - continued Shares Fair Value
Real Estate — 5.10% - continued
Matson, Inc. 825 $ 126,374
Newmark Group, Inc., Class A 4,303 66,610
REX Holdings, Inc., Class A 4,447 58,523
RMR Group, Inc. (The), Class A 3,625 80,475
942,866
Technology — 10.93%
A10 Networks, Inc. 3,375 57,544
Axcelis Technologies, Inc.
(a)
731 54,269
Box, Inc., Class A
(a)
2,293 80,461
Calix, Inc.
(a)
1,568 51,007
Cohu, Inc.
(a)
2,525 66,660
DoubleVerify Holdings, Inc.
(a)
3,250 66,073
DXC Technology Co.
(a)
3,305 74,363
Extreme Networks, Inc.
(a)
3,848 63,877
F5, Inc.
(a)
248 62,087
FormFactor, Inc.
(a)
1,875 75,113
Harmonic, Inc.
(a)
3,418 43,819
Insight Enterprises, Inc.
(a)
600 93,869
InterDigital, Inc. 675 132,272
LiveRamp Holdings, Inc.
(a)
1,950 59,202
N-Able, Inc.
(a)
3,875 40,455
NCR Atleos Corp.
(a)
1,355 44,458
NetScout Systems, Inc.
(a)
3,550 77,674
Omnicell, Inc.
(a)
1,353 63,036
PAR Technology Corp.
(a)
656 53,228
Payoneer Global, Inc.
(a)
7,181 78,345
Photronics, Inc.
(a)
2,300 57,293
Progress Software Corp. 1,968 134,631
Semtech Corp.
(a)
1,069 68,459
SiTime Corp.
(a)
252 53,520
SPS Commerce, Inc.
(a)
750 144,803
Veeco Instruments, Inc.
(a)
1,800 50,166
Viavi Solutions, Inc.
(a)
9,600 95,424
Vishay Intertechnology, Inc. 4,200 80,219
2,022,327
Utilities — 3.13%
American States Water Co. 1,325 113,035
Avista Corp. 3,150 121,874
Chesapeake Utilities Corp. 850 111,987
Northwest Natural Holding Co. 2,525 110,646
NorthWestern Energy Group, Inc. 2,200 121,528
579,070

OneAscent Small Cap Core ETF
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

Total Common Stocks/ Investments — 95.80% (Cost $15,659,850 ) $ 17,724,420
Other Assets in Excess of Liabilities — 4.20% 777,699
NET ASSETS — 100.00% $ 18,502,119
(a) Non-income producing security.
BDC - Business Development Company